Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2024
BURTECH ACQUISITION CORP [Member]
Schedule of common stock subject to redemption reflected on the balance sheet
As of December 31, 2024 and 2023, the common stock subject to redemption reflected on the balance sheet are reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	294,796,918
Less:
Redemptions	(252,315,037)
Plus:
Accretion of carrying value to redemption value	4,510,051

Class A common stock subject to possible redemption, December 31, 2023	46,991,932
Less:
Redemptions	(2,774,658)
Plus:
Accretion of carrying value to redemption value	3,380,995

Class A common stock subject to possible redemption, December 31, 2024	47,598,269